COMMITMENTS AND CONTINGENT LIABILITIES (Contingencies) (Details) In Thousands, unless otherwise specified	3 Months Ended	0 Months Ended		12 Months Ended
	Mar. 20, 2014 USD ($)	Mar. 01, 2010 Option Agreement [Member] Subsidiary [Member] Swiss Pro [Member] CHF	Aug. 21, 2014 Consultancy Agreement [Member] Eldista [Member] Swiss Pro [Member] CHF	Dec. 31, 2014 Vitec [Member] USD ($)	Dec. 31, 2014 Trustee [Member] USD ($)	Dec. 31, 2011 Litigation [Member] USD ($)
Gain Contingencies [Line Items]
Damages sought by the Company						$ 268
Loss Contingencies [Line Items]
Litigation escrow					300
Litigation escrow per Consortium Agreement					100
Amount of settlement				442	36
Costs of the arbitration and lawyers' fees				69	10
Damages sought				400
Escrow release by court's treasury	200
Escrow release by Trusty	1,000
Proceeds from settlement	715
Share capital percentage for which Company''s subsidiary granted option to purchase		20.00%
Consideration of option granted		315
Percentage of acquisition costs used to calculate exercise price		20.00%
Expiration term		8 years
Consulting fees			400